Share-Based Compensation to Employees (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation to Employees [Abstract]
Schedule of restricted ordinary shares activities
	Number of shares	Weighted average grant date fair value
		US$
December 31, 2020	2,000	3.01
Vested	2,000	3.01
December 31, 2021	-	-
Granted	2,000	0.97
Vested	2,000	0.97
December 31, 2022	-	-

Schedule of compensation expense recognized for restricted ordinary shares
	For the Years Ended December 31,
	2020	2021		2022
Cost of revenues	$448	$		$
Selling and marketing	355
General and administrative	4,578		4		2
	$5,381		$4		$2